SEMI-ANNUAL
                                FINANCIAL REPORT


                           STI CLASSIC VARIABLE TRUST




                                  JUNE 30, 2002




                        [STI Classic Variable Trust Logo]

Dear STI Classic Variable Trust Shareholder:

At the midway point of 2002, investors feel battered and betrayed. Reasons for a sense of apprehension are abundant. This includes the sense of insecurity related to additional terrorist events or new military initiatives in the Middle East. In the financial markets, egregious examples of greed and poor judgement by a few large corporations have created an inaccurate sense that many management companies can not be trusted; and the media is calling this a "crisis of confidence." As is typical during the early stages of economic recovery, pessimists are calling into question the sustainability of the upturn, notwithstanding the considerable amount of evidence that many sectors are doing quite well. This elevated mood of apprehension is being expressed in higher volatility for both stocks and bonds. In short, the 2002 markets are an almost exact mirror image of the 1999 environment, even though in many respects the current circumstances are much healthier in terms of sustainability.

With so many crosscurrents and fears, it is useful to take a step back and look at the facts. First, to state the obvious, assurances of a perfectly safe world are impossible to give, and risks can never be reduced to zero. The markets have thrived over long time periods despite wars, scandals, inflations, deflations, recessions, depressions and other crises, which seems de facto to be the best case for maintaining long-term exposure to an appropriate mix of stocks and bonds. Second, with respect to the current furor over defining earnings, accounting controversies and management irresponsibility, it is worth remembering that the dozen or so examples in the current bear market still represent only 1% or so of the Russell 1000 stock index. There is no doubt that accounting standards have been liberalized in the dot.com era, and many companies pushed earnings to justify inflated stock valuation levels. This process is now being reversed. Going forward, we believe earnings will be smaller in quantity, but much higher in quality. Third, in terms of the recovery, overcapacity in a few sectors is masking solid progress in others. For example, industrial orders and production are expanding, housing is doing well, and consumer spending is decent, which more than offsets weakness in Tech/Telecomm.

---------------------------------------------------------------------------------------------------------------------------
                                                 STI CLASSIC VARIABLE TRUST
                                      NET OF FEES PERFORMANCE AS OF JUNE 30, 2002
---------------------------------------------------------------------------------------------------------------------------
                                           THREE                         TWO YEARS       SINCE INCEPTION     INCEPTION
                                           MONTHS         ONE YEAR     (ANNUALIZED)       (ANNUALIZED)         DATE
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   CAPITAL APPRECIATION FUND               (12.10)%       (15.91)%        (10.38)%            12.08%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   GROWTH AND INCOME FUND                  (10.72)%       (12.69)%         (6.39)%            (2.61)%        12/30/99
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   INTERNATIONAL EQUITY FUND                (3.12)%        (9.13)%        (13.07)%             2.03%          11/7/96
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   MID-CAP EQUITY FUND                     (12.43)%       (18.56)%        (13.88)%             5.79%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   QUALITY GROWTH STOCK FUND               (11.98)%       (17.40)%        (19.18)%           (13.32)%        12/30/99
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   SMALL CAP VALUE EQUITY FUND              (1.59)%        13.55%          23.58%              5.00%         10/22/97
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   VALUE INCOME STOCK FUND                  (8.73)%        (6.86)%          5.41%              8.97%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   INVESTMENT GRADE BOND FUND                1.62%          4.11%           7.84%              5.66%          10/2/95

Returns and principal values will fluctuate and shares at redemption may be worth more or less than their original cost.

Past performance is not a guarantee of future returns.

Fundamentally, in reviewing a checklist of important factors which we believe influence the future direction of the markets, a reasonable summary would be as follows: Inflation: still well controlled, great productivity numbers and abundant capacity in many sectors suggest no need for near term concern. Interest rates: hovering near forty year lows, means lower costs for individuals and companies, very steep yield curve is excellent harbinger of continued economic expansion. Federal Reserve policy: Solidly on hold, and the credit markets have priced in no rate hike for at least six months out, this is more bullish than expectations as recently as 60 days ago. Corporate profits: notwithstanding gloomy fears, seem to have already bottomed and should show decent gains, as the year progresses, and this is a lead indicator of capital spending. As noted, there may be a transition phase where companies scale back to present more conservative figures, but investors in due course will welcome better quality. Finally, investor sentiment: pessimistic and seems to be building quickly toward a climactic "world is ending" level. We believe extreme pessimism has without fail been an opportune buying juncture.

For the reasons cited above, we strongly believe investors should remain committed to equities in proportions consistent with individual risk tolerance. A lot of truly fine companies are "on sale" in today's gloomy stock market, and this presents opportunity.

                                       Sincerely,



                                       /s/Douglas S. Phillips


                                       Douglas S. Phillips, CFA
                                       President, Chief Investment Officer
                                       Trusco Capital Management
2

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (100.0%)
CAPITAL GOODS (11.7%)
   Eaton                                         6,000     $   436
   General Dynamics                             11,500       1,223
   General Electric                             30,500         886
   Illinois Tool Works                          19,000       1,298
   Lockheed Martin                              35,600       2,474
   Masco                                        38,000       1,030
   Tyco International                           72,000         973
                                                           -------
                                                             8,320
                                                           -------
CHEMICALS (1.0%)
   Rohm & Haas                                  16,700         676
                                                           -------
COMPUTER SOFTWARE (0.9%)
   BMC Software*                                40,000         664
                                                           -------
CONSUMER CYCLICALS (17.7%)
   Bed Bath & Beyond*                           21,700         819
   Best Buy*                                    12,000         436
   Coach*                                       15,200         835
   Family Dollar Stores                         16,000         564
   Gannett                                      10,800         820
   Harley-Davidson                              21,500       1,102
   Home Depot                                   46,700       1,715
   Jones Apparel Group*                          2,200          83
   Kohl's*                                      15,300       1,072
   Lowe's                                       50,800       2,306
   Ltd Brands                                   42,500         905
   McGraw-Hill                                  18,800       1,122
   Office Depot*                                47,800         803
                                                           -------
                                                            12,582
                                                           -------
CONSUMER STAPLES (2.3%)
   Clorox                                       40,200       1,662
                                                           -------
ENERGY (4.2%)
   Anadarko Petroleum                           21,500       1,060
   Apache                                       18,400       1,058
   BP ADR                                       16,500         833
                                                           -------
                                                             2,951
                                                           -------
--------------------------------------------------------------------------------
                                                SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE (21.9%)
   AMBAC Financial Group                        22,700     $ 1,526
   American Express                             24,400         886
   American International Group                 24,100       1,644
   Bank of America                               6,000         422
   Citigroup                                    44,500       1,725
   Countrywide Credit Industry                  20,500         989
   Fifth Third Bancorp                          11,700         780
   Freddie Mac                                  35,300       2,160
   Marsh & McLennan                             10,700       1,034
   MBNA                                         23,500         777
   Sabre Holdings*                              25,400         909
   SLM                                          28,000       2,713
                                                           -------
                                                            15,565
                                                           -------

HEALTH CARE (15.7%)
   Allergan                                     10,000         667
   Forest Laboratories*                         10,000         708
   Guidant*                                     41,900       1,267
   Health Management
     Associates, Cl A*                          54,000       1,088
   Johnson & Johnson                            25,500       1,333
   King Pharmaceuticals*                        21,800         485
   Pfizer                                       51,000       1,785
   Tenet Healthcare*                            11,800         844
   UnitedHealth Group                           16,000       1,465
   Wellpoint Health Networks*                   20,000       1,556
                                                           -------
                                                            11,198
                                                           -------
SERVICES (3.1%)
   Apollo Group*                                29,600       1,167
   Nokia Oyj ADR                                70,000       1,014
                                                           -------
                                                             2,181
                                                           -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


CAPITAL APPRECIATION FUND--CONCLUDED
--------------------------------------------------------------------------------
                                             SHARES/FACE
                                             AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (17.4%)
   Adobe Systems                                29,800     $   849
   Affiliated Computer
     Services, Cl A*                            17,000         807
   Cisco Systems*                               66,500         928
   Electronic Data Systems                      31,900       1,185
   Intel                                        55,000       1,005
   International Game Technology*               18,800       1,066
   Lexmark International*                       25,000       1,360
   Micron Technology*                           50,000       1,011
   Microsoft*                                   24,200       1,324
   Network Appliance*                           39,000         485
   Sun Microsystems*                           128,000         641
   Texas Instruments                            48,000       1,138
   Xilinx*                                      26,200         588
                                                           -------
                                                            12,387
                                                           -------
TRANSPORTATION (4.1%)
   Norfolk Southern                             53,000       1,239
   Union Pacific                                26,600       1,683
                                                           -------
                                                             2,922
                                                           -------
Total Common Stock
     (Cost $68,226)                                         71,108
                                                           -------
REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley Dean Witter
     1.550%, dated 06/28/02, matures
     07/01/02, repurchase price
     $375,831 (collateralized by
     U.S. Treasury Note: market
     value $383,298)                              $376         376
                                                           -------
Total Repurchase Agreement
     (Cost $376)                                               376
                                                           -------
Total Investments (100.5%)
   (Cost $68,602)                                           71,484
                                                           -------

--------------------------------------------------------------------------------
                                                           VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
   Investment Advisory Fee Payable                          $  (52)
   Administration Fee Payable                                   (5)
   Custodian Fee Payable                                        (9)
   Other Assets & Liabilities                                 (271)
                                                           -------
Total Other Assets & Liabilities, Net:                        (337)
                                                           -------
NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)
     based on 4,661,903 outstanding
     shares of beneficial interest                          65,865
   Accumulated net investment loss                            (191)
   Accumulated net realized gain
     on investments                                          2,591
   Net unrealized appreciation
     on investments                                          2,882
                                                           -------
Total Net Assets (100.0%)                                  $71,147
                                                           =======
Net Asset Value, Offering and
   Redemption Price Per Share                               $15.26
                                                           =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED


GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.7%)
BASIC MATERIALS (5.5%)
   Du Pont (E.I.) de Nemours                     1,600     $    71
   International Flavors
     & Fragrances                                1,500          49
   International Paper                           3,000         131
                                                           -------
                                                               251
                                                           -------
CAPITAL GOODS (15.4%)
   Boeing                                        2,000          90
   Cooper Industries, Cl A                       3,200         126
   Emerson Electric                              1,500          80
   General Electric                              1,300          38
   Honeywell International                       3,000         106
   Ingersoll-Rand                                1,500          68
   Norfolk Southern                              3,000          70
   Precision Castparts                           1,300          43
   Rockwell Automation                           2,350          47
   United Technologies                             600          41
                                                           -------
                                                               709
                                                           -------
COMMUNICATION SERVICES (4.1%)
   AT&T                                          4,500          48
   SBC Communications                            2,000          61
   Verizon Communications                        2,000          80
                                                           -------
                                                               189
                                                           -------
CONSUMER CYCLICALS (11.7%)
   AOL Time Warner*                              2,500          37
   Brunswick                                     1,500          42
   Gannett                                         500          38
   Hasbro                                        4,500          61
   Johnson Controls                                500          41
   Lowe's                                        1,000          45
   McDonald's                                    2,500          71
   Newell Rubbermaid                             3,000         105
   Target                                        1,300          50
   Walt Disney                                   2,500          47
                                                           -------
                                                               537
                                                           -------

--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (6.5%)
   HJ Heinz                                      2,200      $   90
   JM Smucker                                       10          --
   Kimberly-Clark                                  500          31
   McCormick                                     1,500          39
   PepsiCo                                         900          43
   Procter & Gamble                                500          45
   Sara Lee                                      2,500          52
                                                           -------
                                                               300
                                                           -------
ENERGY (8.0%)
   ChevronTexaco                                 1,500         133
   Conoco                                        4,000         111
   Exxon Mobil                                   2,500         102
   Tidewater                                       600          20
                                                           -------
                                                               366
                                                           -------
FINANCE (20.4%)
   American International Group                  1,000          68
   Bank of America                               1,000          70
   Bank One                                      2,000          77
   Berkshire Hathaway, Cl B*                        50         112
   Citigroup                                     2,000          78
   Fannie Mae                                    1,000          74
   Fifth Third Bancorp                           1,000          67
   Jefferson-Pilot                               1,800          85
   Merrill Lynch                                 2,000          81
   MGIC Investment                                 700          47
   UnumProvident                                 3,000          76
   Wells Fargo                                   2,000         100
                                                           -------
                                                               935
                                                           -------
HEALTH CARE (9.3%)
   Abbott Laboratories                           2,000          75
   Barr Laboratories*                            1,000          64
   Bristol-Myers Squibb                          2,500          64
   C.R. Bard                                     1,000          57
   Johnson & Johnson                               850          44
   Merck                                         1,500          76
   Oxford Health Plans*                          1,000          46
                                                           -------
                                                               426
                                                           -------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


GROWTH AND INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                            SHARES/FACE
                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (13.6%)
   Cisco Systems*                                1,300      $   18
   Computer Sciences*                            1,000          48
   DST Systems*                                  1,000          46
   Electronic Data Systems                       1,000          37
   Intel                                         3,000          55
   International Business Machines                 750          54
   Lexmark International*                        1,500          82
   Microsoft*                                    1,500          82
   Motorola                                      5,000          72
   Sun Microsystems*                            10,000          50
   Tellabs*                                      5,000          31
   Texas Instruments                             2,000          47
                                                           -------
                                                               622
                                                           -------
UTILITIES (4.2%)
   Duke Energy                                   4,500         140
   Exelon                                        1,000          52
                                                           -------
                                                               192
                                                           -------
Total Common Stock
     (Cost $4,912)                                           4,527
                                                           -------
REPURCHASE AGREEMENT (1.3%)
   Morgan Stanley Dean Witter
     1.550%, dated 06/28/02, matures
     07/01/02, repurchase price
     $61,109 (collateralized by
     U.S. Treasury Note: market
     value $62,324)                                $61          61
                                                           -------
   Total Repurchase Agreement
     (Cost $61)                                                 61
                                                           -------
Total Investments (100.0%)
   (Cost $4,973)                                             4,588
                                                           -------

--------------------------------------------------------------------------------
                                                            VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.0%)
   Administration Fee Payable                                $  (5)
   Other Assets & Liabilities                                    5
                                                             -----
Total Other Assets & Liabilities, Net:                          --
                                                             -----
NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)
     based on 496,374 outstanding
     shares of beneficial interest                           5,200
   Accumulated net realized loss
     on investments                                           (227)
   Net unrealized depreciation
     on investments                                           (385)
                                                            ------
Total Net Assets (100.0%)                                   $4,588
                                                            ======
Net Asset Value, Offering and
   Redemption Price Per Share                                $9.24
                                                            ======
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (86.5%)
AUSTRALIA (3.9%)
   Amcor                                        12,792     $    59
   Australia and New Zealand
     Banking Group                               4,731          51
   BHP Billiton                                  3,192          18
   Challenger International                     19,153          30
   Coles Myer                                    4,458          17
   MIM Holdings                                 36,006          26
   National Australia Bank                       3,399          68
   News                                          4,088          22
   Qantas Airways                                6,400          17
   TABCORP Holdings                              5,847          41
   Telstra                                       5,983          16
                                                           -------
                                                               365
                                                           -------
BELGIUM (1.1%)
   Fortis                                        4,878         104
                                                           -------
DENMARK (0.3%)
   Danske Bank                                   1,800          33
                                                           -------
FINLAND (1.4%)
   Nokia Oyj                                     5,625          83
   Tietoenator Oyj                               2,200          54
                                                           -------
                                                               137
                                                           -------
FRANCE (9.4%)
   Alcatel                                       1,128           8
   Aventis                                       1,207          85
   BNP Paribas                                   2,715         150
   Cie de Saint-Gobain                           1,720          77
   Dassault Systemes                               617          28
   Lafarge                                       1,410         141
   Peugeot                                         811          42
   Suez                                          2,083          55
   Technip-Coflexip                                614          65
   Thomson Multimedia*                           2,836          67
   TotalFinaElf                                    860         140
   Vivendi Universal                             1,148          25
                                                           -------
                                                               883
                                                           -------


--------------------------------------------------------------------------------
                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
GERMANY (6.0%)
   Allianz                                         250     $    50
   BASF                                          1,200          56
   Bayer                                           800          25
   Bayerische Hypo-und
     Vereinsbank                                 1,100          36
   Bayerische Motoren Werke                      1,771          73
   Buderus                                       1,688          38
   Deutsche Bank                                 1,340          93
   Deutsche Telekom                              2,900          27
   SAP                                             500          50
   Siemens                                       1,634          98
   Stinnes                                         730          21
                                                           -------
                                                               567
                                                           -------
HONG KONG (1.4%)
   Esprit Holdings                              18,000          35
   Hang Lung Properties                         22,000          25
   Hong Kong Electric Holdings                   9,319          35
   Hutchison Whampoa                             4,447          33
                                                           -------
                                                               128
                                                           -------
IRELAND (0.0%)
   Bank of Ireland                                   1          --
                                                           -------
ITALY (4.4%)
   ENI-Ente Nazionale Idrocarburi                4,996          79
   IntesaBci                                    32,195          98
   Parmalat Finanziaria                         29,206          90
   Saipem                                       12,356          89
   Telecom Italia                                7,605          60
                                                           -------
                                                               416
                                                           -------
JAPAN (18.7%)
   Aiful                                           400          26
   Asahi Glass                                   2,000          13
   Canon                                         2,300          87
   Chubu Electric Power                          3,700          65
   Denso                                         1,926          30
   Eisai                                         1,200          31
   Fanuc                                           700          35

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST JUNE 30, 2002


INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Fuji                                          1,856     $    60
   Fuji Heavy Industries                           400           2
   Futaba                                        1,333          39
   Hitachi                                       7,000          45
   Honda Motor                                   1,802          73
   Itochu                                        5,000          18
   Japan Telecom                                    10          29
   Kao                                           3,300          76
   Matsushita Electric Industrial                3,000          41
   Millea Holdings*                                  2          16
   Minebea                                       6,000          35
   Mitsubishi Heavy Industries                  11,000          33
   Mitsubishi Tokyo
     Financial Group                                10          67
   Mitsui                                        6,212          42
   Mitsui Chemicals                              3,000          15
   Mitsui Fudosan                                4,000          35
   Nippon Telegraph & Telephone                     12          49
   Nissan Motor                                  5,000          35
   Nitto Denko                                   1,700          56
   NKK*                                         45,000          44
   Nomura Holdings                               2,000          29
   Olympus Optical                               3,000          42
   Ricoh                                         4,000          69
   SKY Perfect Communications*                      17          17
   Sompo Japan Insurance                         3,000          18
   Sony                                          1,600          84
   Sumitomo Chemical                            21,000          95
   Sumitomo Mitsui Banking                      12,000          59
   Taisei                                       11,000          25
   Takeda Chemical Industries                    1,000          44
   Tokyo Electron                                  300          20
   Toshiba*                                     11,000          45
   Toyota Motor                                  1,613          43
   UFJ Holdings                                     11          27
   West Japan Railway                                4          16
   Yamada Denki                                    400          35
                                                           -------
                                                             1,765
                                                           -------

--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS (5.4%)
   ABN Amro Holding                              4,074      $   74
   Akzo Nobel                                    1,576          69
   Draka Holding                                   550          13
   IHC Caland                                    1,552          93
   ING Groep                                     2,953          76
   Koninklijke Philips Electronics               2,146          60
   Nutreco Holding                                 853          29
   United Services Group                         4,695          93
                                                           -------
                                                               507
                                                           -------
NORWAY (0.7%)
   Norske Skogindustrier ASA                     2,300          43
   Telenor ASA                                   5,400          19
                                                           -------
                                                                62
                                                           -------
SINGAPORE (0.7%)
   Keppel                                       28,500          67
                                                           -------
SOUTH KOREA (0.8%)
   Hana Bank                                     1,820          26
   Hyundai Motor                                   910          27
   Samsung Electronics                              80          22
                                                           -------
                                                                75
                                                           -------
SPAIN (2.9%)
   Altadis                                       2,105          43
   Banco Santander Central
     Hispano                                     4,400          35
   Sociedad General de Aguas
     de Barcelona                                1,702          20
   Sol Melia                                     7,649          58
   Telefonica*                                   8,895          75
   Union Fenosa                                  2,187          40
                                                           -------
                                                               271
                                                           -------
SWEDEN (1.8%)
   Autoliv                                       2,791          68
   Sandvik                                       3,033          76
   Swedish Match                                   920           7
   Telefonaktiebolaget LM Ericsson*             15,100          23
                                                           -------
                                                               174
                                                           -------
8

--------------------------------------------------------------------------------
                                                                       UNAUDITED



--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
SWITZERLAND (4.8%)
   Credit Suisse Group*                          2,338      $   74
   Nestle                                          515         120
   Novartis                                      4,345         191
   STMicroelectronics                            1,135          29
   UBS*                                            900          45
                                                           -------
                                                               459
                                                           -------
TAIWAN (0.2%)
   Taiwan Semiconductor
     Manufacturing*                              1,430          19
                                                           -------
UNITED KINGDOM (22.6%)
   Allied Domecq                                 5,100          33
   AstraZeneca                                   1,594          66
   Balfour Beatty                               17,832          64
   Barclays                                      7,710          65
   BHP Billiton                                 10,122          55
   BP                                           31,322         263
   British American Tobacco                      6,370          68
   BT Group*                                    16,294          63
   Cobham                                          900          14
   Diageo                                        5,832          76
   EasyJet*                                      5,001          26
   Game Group                                   14,713          27
   GlaxoSmithKline                               5,873         127
   HBOS                                          8,787          95
   Kidde*                                       23,103          30
   Lloyds TSB Group                              7,592          76
   Lonmin                                        1,004          18
   Marks & Spencer Group                         8,925          51
   Misys                                         1,881           7
   Northern Rock                                 9,472          98
   P&O Princess Cruises                          6,644          42
   Powderject Pharmaceuticals*                   4,206          27
   Prudential                                    8,322          76
   Rank Group                                    2,396          10
   Reed Elsevier                                 3,751          36
   Rentokil Initial                             11,867          48

--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Royal Bank of Scotland Group                  5,375     $   152
   Shell Transport & Trading                    19,380         146
   Signet Group                                 24,891          36
   Skyepharma*                                  52,384          51
   Tesco                                        19,136          70
   Vodafone Group                               68,914          94
   Wimpey George                                 5,344          22
                                                           -------
                                                             2,132
                                                           -------
Total Foreign Common Stock
     (Cost $8,340)                                           8,164
                                                           -------
RIGHTS (0.0%)
UNITED KINGDOM (0.0%)
   EasyJet*                                      1,819           2
                                                           -------
Total Rights
     (Cost $0)                                                   2
                                                           -------
Total Investments (86.5%)
   (Cost $8,340)                                             8,166
                                                           =======

PERCENTAGES ARE BASED ON NET ASSETS OF $9,436,276.
* NON-INCOME PRODUCING SECURITY.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST JUNE 30, 2002


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
At June 30, 2002, sector diversification of the Fund was as follows:
                                                 % OF         VALUE
SECTOR DIVERSIFICATION                        NET ASSETS      (000)
----------------------                        ----------     -------
Banks                                             16.2%      $1,526
Petroleum & Fuel Products                          7.6          717
Healthcare                                         6.6          622
Food, Water & Tobacco                              6.5          611
Telephones & Telecommunications                    5.8          546
Construction                                       5.3          505
Electronics                                        4.8          450
Automotive                                         4.2          393
Chemicals                                          4.1          389
Services                                           3.7          351
Insurance                                          2.5          236
Manufacturing                                      2.1          201
Audio/Video                                        2.0          192
Household Products                                 1.9          178
Diversified Operations                             1.9          176
Office Equipment                                   1.8          169
Retail                                             1.7          166
Computers                                          1.5          139
Photographic Equipment                             1.1          102
Financial Services                                 0.9           85
Leisure                                            0.9           83
Transportation                                     0.8           80
Machinery                                          0.8           76
Multimedia                                         0.5           47
Semiconductors                                     0.4           39
Publishing                                         0.4           36
Distribution & Wholesale                           0.4           35
Aerospace/Defense                                  0.1           14
                                               -------       ------
TOTAL FOREIGN COMMON STOCK                        86.5        8,164
RIGHTS                                             0.0            2
                                               -------       ------
TOTAL INVESTMENTS                                 86.5        8,166
OTHER ASSETS AND LIABILITIES, NET                 13.5        1,270
                                               -------       ------
TOTAL NET ASSETS                                 100.0%      $9,436
                                               =======       ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                      UNAUDITED


MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                                SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (90.5%)
BASIC MATERIALS (4.9%)
   Bowater                                       3,800     $   207
   HB Fuller                                     7,700         225
   Praxair                                       4,000         228
   Stillwater Mining*                           12,600         205
                                                           -------
                                                               865
                                                           -------
CAPITAL GOODS (4.0%)
   Fluor                                         5,900         230
   Jacobs Engineering Group*                     6,200         216
   SPX*                                          1,300         153
   Superior Industries International             2,600         120
                                                           -------
                                                               719
                                                           -------
CHEMICALS (2.5%)
   Airgas*                                       6,000         104
   Crompton                                     16,200         206
   RPM                                           8,200         125
                                                           -------
                                                               435
                                                           -------
CONSUMER CYCLICALS (7.0%)
   Abercrombie & Fitch, Cl A*                   10,100         244
   American Eagle Outfitters*                    3,300          70
   Columbia Sportswear*                            500          16
   Copart*                                       4,500          73
   Electronics Boutique Holdings*                9,000         264
   Mohawk Industries*                            3,100         191
   Six Flags*                                    9,800         141
   Too*                                          8,200         252
                                                           -------
                                                             1,251
                                                           -------
CONSUMER STAPLES (9.3%)
   Brinker International*                        1,900          60
   CBRL Group                                    7,500         228
   Cheesecake Factory*                           1,400          50
   Darden Restaurants                            8,600         213
   Dean Foods*                                   8,000         298
   Emmis Communications, Cl A*                   6,000         127
   Entercom Communications*                      1,800          83


--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Hispanic Broadcasting*                        7,500     $   196
   Radio One, Cl D*                              8,800         131
   Sensient Technologies                        12,000         273
                                                           -------
                                                             1,659
                                                           -------
ENERGY (5.4%)
   Cooper Cameron*                               2,700         131
   ENSCO International                           5,200         142
   Evergreen Resources*                          2,200          93
   Ocean Energy                                  6,500         141
   Precision Drilling*                           6,500         226
   Pride International*                          2,900          45
   Smith International*                            600          41
   Varco International*                          7,700         135
                                                           -------
                                                               954
                                                           -------
FINANCE (15.5%)
   AmeriCredit*                                  4,300         120
   Everest Re Group                              4,000         224
   Hibernia, Cl A                               18,500         366
   Investors Financial Services                  1,600          54
   M&T Bank                                      2,700         231
   Marshall & Ilsley                             9,400         291
   National Commerce Financial                   7,400         195
   New York Community Bancorp                    3,300          88
   North Fork Bancorporation                     8,700         346
   Renaissance Re Holdings                       5,700         209
   SouthTrust                                   14,900         389
   Sovereign Bancorp                            12,700         190
   TCF Financial                                 1,300          64
                                                           -------
                                                             2,767
                                                           -------
HEALTH CARE (14.1%)
   AdvancePCS*                                   9,500         227
   Affymetrix*                                   1,100          26
   Albany Molecular Research*                    1,700          36
   Barr Laboratories*                            3,100         197
   Caremark Rx*                                  8,500         140
   Cephalon*                                     2,500         113

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST JUNE 30, 2002


MID-CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Health Management
     Associates, Cl A*                           4,300     $    87
   Health Net*                                   3,400          91
   Idec Pharmaceuticals*                         3,400         121
   King Pharmaceuticals*                        11,128         248
   LifePoint Hospitals*                          2,700          98
   Mylan Laboratories                            4,000         125
   Per-Se Technologies*                             25          --
   Province Healthcare*                          6,200         139
   Quest Diagnostics*                            2,600         224
   Renal Care Group*                            14,600         455
   Teva Pharmaceutical
     Industries, ADR                             1,800         120
   Universal Health Services, Cl B*              1,500          73
                                                           -------
                                                             2,520
                                                           -------
SERVICES (5.3%)
   Apollo Group, Cl A*                           4,350         172
   Education Management*                         3,800         155
   Expedia, Cl A*                                1,300          77
   GTECH Holdings*                               4,000         102
   Hotels.com, Cl A*                             1,400          59
   Pittston Brink's Group                        8,600         206
   Republic Services*                            9,000         172
                                                           -------
                                                               943
                                                           -------
TECHNOLOGY (18.8%)
   Actel*                                        1,400          29
   Activision*                                   4,600         134
   Acxiom*                                       8,700         152
   Affiliated Computer
     Services, Cl A*                             3,500         166
   Cadence Design Systems*                       5,600          90
   Cerner*                                       1,700          81
   Concurrent Computer*                         30,800         143
   DST Systems*                                  4,000         183
   Electronic Arts*                              2,800         185
   ESS Technology*                              12,500         219
   Fairchild Semiconductor
     International, Cl A*                        3,300          80

--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Integrated Circuit Systems*                   9,700     $   196
   Intersil, Cl A*                               5,900         126
   Intuit*                                       2,400         119
   Kopin*                                        7,500          50
   L-3 Communications Holdings*                  3,400         184
   Lam Research*                                 1,800          32
   Microchip Technology*                         4,650         128
   Network Associates*                           4,700          91
   Powerwave Technologies*                      10,400          95
   QLogic*                                       1,900          72
   Retek*                                        5,300         129
   Semtech*                                      3,500          94
   Sungard Data Systems*                         3,200          85
   Symantec*                                     2,400          79
   THQ*                                          3,650         109
   Utstarcom*                                    4,000          81
   Zoran*                                        9,750         223
                                                           -------
                                                             3,355
                                                           -------
TELEPHONE & TELECOMMUNICATIONS (0.9%)
   CenturyTel                                    5,200         153
                                                           -------
TRANSPORTATION (1.7%)
   Expeditors International
     Washington                                  2,400          80
   Heartland Express*                            5,000         120
   JB Hunt Transport Services*                   3,700         109
                                                           -------
                                                               309
                                                           -------
UTILITIES (1.1%)
   Equitable Resources                           5,900         202
                                                           -------
Total Common Stock
     (Cost $14,675)                                         16,132
                                                           -------
WARRANTS (0.0%)
   Per-Se Technologies*                             34          --
                                                           -------
Total Warrants
     (Cost $0)                                                  --
                                                           -------

--------------------------------------------------------------------------------
                                                                       UNAUDITED



--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (3.5%)
   Affymetrix Cv to 16.2602 Shares,
     Callable 10/01/02 @ 102.5
     5.000%, 10/01/06                             $ 80     $    71
   AmeriSource Health Cv to 18.8791
     Shares, Callable 12/03/04 @ 102
     5.000%, 12/01/07                               60          96
   DR Horton Cv to 17.4927 Shares,
     Callable 05/14/03 @ 55.97 (A)
     3.276%, 05/11/21                               68          49
   Gilead Sciences Cv to 20.3562
     Shares, Callable 12/20/03 @ 102.86
     5.000%, 12/15/07                              120         184
   Lennar Cv to 6.3842 Shares,
     Callable 04/06/06 @ 46.81 (A)
     5.191%, 04/04/21                               68          32
   SPX Cv to 4.8116 Shares,
     Callable 02/06/21 @ 100 (A)
     2.676%, 02/06/21                              275         184
                                                           -------
Total Convertible Bonds
     (Cost $573)                                               616
                                                           -------
REPURCHASE AGREEMENT (5.5%)
   Morgan Stanley Dean Witter
     1.550%, dated 06/28/02, matures
     07/01/02, repurchase price
     $988,912 (collateralized by
     U.S. Treasury Note: market
     value $1,008,561)                             989         989
                                                           -------
Total Repurchase Agreement
     (Cost $989)                                               989
                                                           -------
Total Investments (99.5%)
   (Cost $16,237)                                           17,737
                                                           -------

--------------------------------------------------------------------------------

                                                        VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
   Investment Advisory Fee Payable                         $    (9)
   Administration Fee Payable                                   (5)
   Custodian Fee Payable                                        (2)
   Other Assets & Liabilities                                  100
                                                           -------
Total Other Assets & Liabilities, Net:                          84
                                                           -------
NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)
     based on 1,961,055 outstanding
     shares of beneficial interest                          20,583
   Accumulated net investment loss                             (12)
   Accumulated net realized loss
     on investments                                         (4,250)
   Net unrealized appreciation
     on investments                                          1,500
                                                           -------
Total Net Assets (100.0%)                                  $17,821
                                                           =======
Net Asset Value, Offering and
   Redemption Price Per Share                                $9.09
                                                           ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
(A) ZERO COUPON BOND. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


QUALITY GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.4%)
BASIC MATERIALS (2.1%)
   Alcoa                                           537      $   18
   Du Pont (E.I.) de Nemours                       420          18
                                                           -------
                                                                36
                                                           -------
CAPITAL GOODS (8.4%)
   3M                                              200          25
   Boeing                                          210           9
   General Electric                              1,668          48
   Lockheed Martin                                 504          35
   Network Appliance*                              630           8
   United Technologies                             223          15
                                                           -------
                                                               140
                                                           -------
CHEMICALS (1.3%)
   Rohm & Haas                                     525          21
                                                           -------
COMMUNICATION SERVICES (5.1%)
   AT&T                                            420           4
   BellSouth                                       367          12
   Comcast, Cl A*                                  168           4
   Qualcomm*                                       168           5
   SBC Communications                              704          21
   Verizon Communications                          525          21
   Viacom, Cl B*                                   420          19
                                                           -------
                                                                86
                                                           -------
CONSUMER CYCLICALS (17.8%)
   AOL Time Warner*                                441           7
   Bed Bath & Beyond*                              630          24
   Best Buy*                                       367          13
   Christopher & Banks*                            315          13
   Coach*                                          462          25
   Ford Motor                                      376           6
   Harley-Davidson                                 420          22
   Home Depot                                      285          10
   Illinois Tool Works                             378          26
   Kohl's*                                         252          18
   Liz Claiborne                                   420          13
   Ltd Brands                                    1,259          27

--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   McDonald's                                      229      $    7
   Office Depot*                                   839          14
   Target                                          189           7
   Wal-Mart Stores                                 721          40
   Walgreen                                        530          20
   Walt Disney                                     315           6
                                                           -------
                                                               298
                                                           -------
CONSUMER STAPLES (7.2%)
   Anheuser-Busch                                  357          18
   Clorox                                          357          15
   Colgate-Palmolive                               105           5
   PepsiCo                                         567          27
   Philip Morris                                   503          22
   Procter & Gamble                                378          34
                                                           -------
                                                               121
                                                           -------
ENERGY (6.7%)
   Apache                                          346          20
   ChevronTexaco                                   254          22
   Exxon Mobil                                   1,064          44
   Royal Dutch Petroleum,
     NY Shares                                     294          16
   Schlumberger                                    210          10
                                                           -------
                                                               112
                                                           -------
FINANCE (18.4%)
   Allstate                                        105           4
   American Express                                718          26
   American International Group                    517          35
   Bank of America                                 472          33
   Bank of New York                                525          18
   Bank One                                        210           8
   Citigroup                                       969          38
   Fannie Mae                                      304          22
   Fifth Third Bancorp                             336          22
   FleetBoston Financial                           168           5
   Freddie Mac                                     357          22
   Household International                         105           5
   JP Morgan Chase                                 317          11
14

--------------------------------------------------------------------------------
                                                                      UNAUDITED

--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   SLM                                             273      $   27
   US Bancorp                                      420          10
   Wells Fargo                                     454          23
                                                           -------
                                                               309
                                                           -------
HEALTH CARE (16.0%)
   Abbott Laboratories                             178           7
   Amgen*                                          210           9
   Bristol-Myers Squibb                            283           7
   Eli Lilly                                       210          12
   Forest Laboratories*                            315          22
   Johnson & Johnson                               595          31
   King Pharmaceuticals*                           525          12
   Medtronic                                       512          22
   Merck                                           439          22
   Pfizer                                        1,166          41
   Pharmacia                                       210           8
   Schering-Plough                                 342           8
   Tenet Healthcare*                               210          15
   UnitedHealth Group                              168          15
   Wellpoint Health Networks*                      294          23
   Wyeth                                           263          14
                                                           -------
                                                               268
                                                           -------
TECHNOLOGY (14.4%)
   Adobe Systems                                   378          11
   Applied Materials*                            1,139          22
   Automatic Data Processing                       210           9
   BMC Software*                                   630          10
   Catapult Communications*                        105           2
   Cisco Systems*                                1,383          19
   Dell Computer*                                  462          12
   Electronic Data Systems                         483          18
   EMC/Mass*                                       523           4
   Intel                                         1,238          23
   International Business Machines                 272          20
   Linear Technology                               467          15
   Microsoft*                                      879          48
   Oracle*                                         761           7
   Sun Microsystems*                               591           3

--------------------------------------------------------------------------------
                                              SHARES/FACE
                                             AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Texas Instruments                               565      $   13
   Xilinx*                                         210           5
                                                           -------
                                                               241
                                                           -------
Total Common Stock
     (Cost $1,784)                                           1,632
                                                           -------
REPURCHASE AGREEMENT (2.7%)
   Morgan Stanley Dean Witter
     1.550%, dated 06/28/02, matures
     07/01/02, repurchase price
     $46,106 (collateralized by
     U.S. Treasury Note: market
     value $47,022)                               $46           46
                                                           -------
Total Repurchase Agreement
     (Cost $46)                                                 46
                                                           -------
Total Investments (100.1%)
   (Cost $1,830)                                             1,678
                                                           -------
OTHER ASSETS AND LIABILITIES (-0.1%)
   Administration Fee Payable                                   (5)
   Other Assets & Liabilities                                    4
                                                           -------
Total Other Assets & Liabilities, Net:                          (1)
                                                           -------
NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)
     based on 240,213 outstanding
     shares of beneficial interest                           2,286
   Accumulated net realized loss
     on investments                                           (457)
   Net unrealized depreciation
     on investments                                           (152)
                                                           -------
Total Net Assets (100.0%)                                   $1,677
                                                           =======
Net Asset Value, Offering and
   Redemption Price Per Share                                $6.98
                                                           =======
* NON-INCOME PRODUCING SECURITY
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                                 SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (93.9%)
BASIC MATERIALS (20.5%)
   Arch Coal                                     7,700     $   175
   Carpenter Technology                          4,400         127
   Celanese                                      6,700         156
   Century Aluminum                                900          13
   Cia Siderurgica Nacional ADR                  4,100          65
   Edelbrock                                       330           4
   EnPro Industries*                               820           4
   Fording*                                      8,900         169
   Goodrich                                      4,100         112
   Lennox International                          8,014         144
   Lesco                                         8,300          96
   LSI Industries                               10,950         201
   Olin                                          8,400         186
   Peabody Energy                                5,900         167
   Pennzoil-Quaker State                        24,900         536
   Robbins & Myers                               3,700          97
   Sappi ADR                                    14,300         201
   SKF ADR                                       3,100          79
   Soc Quimica Y Minera
     de Chile ADR                                5,700         126
   Southern Peru Copper                          7,800         117
   Texas Industries                              7,500         236
   Thomas Industries                             2,800          81
   United States Steel                          10,500         209
   Wellman                                       7,200         121
                                                           -------
                                                             3,422
                                                           -------
CAPITAL GOODS (20.2%)
   ABM Industries                                8,800         153
   Allete                                        7,846         213
   AO Smith                                      2,900          90
   BHA Group Holdings                            4,500          74
   Blyth                                         4,700         147
   Briggs & Stratton                             2,100          80
   C&D Technologies                              6,300         113

--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Chemed                                        2,800     $   106
   Church & Dwight                              14,300         448
   Cummins                                       1,800          60
   Empresa Brasileira
     de Aeronautica ADR                         23,413         501
   Harland (John H.)                             5,900         166
   Hollinger International                      10,200         122
   Keithley Instruments                          7,700         111
   Makita ADR                                   20,000         132
   Pioneer Standard Electronics                  7,300          76
   Quixote                                       9,800         166
   Roper Industries                              2,000          75
   RPM                                             200           3
   Siderca SAIC ADR                              2,900          46
   Standard Register                             2,000          68
   Stewart & Stevenson Services                  6,800         121
   Tecumseh Products, Cl A                       1,600          85
   Valspar                                       3,200         144
   York International                            1,800          61
                                                            ------
                                                             3,361
                                                            ------
CHEMICALS (2.0%)
   Lubrizol                                      7,500         251
   Minerals Technologies                         1,700          84
                                                            ------
                                                               335
                                                            ------
COMMUNICATIONS EQUIPMENT (3.9%)
   Harris                                       17,877         648
                                                            ------
CONSUMER CYCLICALS (8.4%)
   Bassett Furniture Industries                  6,300         123
   Fairmont Hotels & Resorts                    11,100         286
   Harman International Industries               4,836         238
   Intrawest                                     7,700         131
   Liz Claiborne                                 1,300          41
   Media General, Cl A                           1,900         114
   Movado Group                                  4,200         106
   Natuzzi Spa ADR                               4,500          68

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------

                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Phillips-Van Heusen                           9,900      $  154
   Sturm Ruger                                   5,500          78
   Weis Markets                                    100           4
   Wolverine World Wide                          2,900          51
                                                            ------
                                                             1,394
                                                            ------
CONSUMER STAPLES (6.1%)
   Boise Cascade                                 3,500         121
   Dial                                          8,200         164
   Ingles Markets, Cl A                          7,400          94
   Interstate Bakeries                           4,500         130
   JM Smucker                                    9,375         320
   Sensient Technologies                         8,020         182
                                                            ------
                                                             1,011
                                                            ------
ENERGY (2.5%)
   ENSCO International                           3,500          95
   Noble Energy                                  3,100         112
   Penn Virginia                                 2,200          86
   UGI                                           4,000         128
                                                            ------
                                                               421
                                                            ------
FINANCE (13.3%)
   American Financial Group                      4,400         105
   Banner                                        4,300         106
   City National                                 2,600         140
   Colonial BancGroup                           10,600         159
   Community First Bankshares                    3,632          95
   FNB                                           4,095         113
   Glacier Bancorp                               7,374         181
   Horizon Financial                             6,525          96
   Klamath First Bancorp                         7,600         119
   Pacific Northwest Bancorp                     3,200         100
   PXRE Group                                    5,700         132
   Riggs National                                5,900          88
   Scottish Annuity
     & Life Holdings                             8,000         153

--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Seacoast Banking                              2,600      $  150
   Student Loan                                  1,200          99
   Washington Federal                            4,356         110
   West Coast Bancorp                            7,576         130
   Wilmington Trust                              4,400         134
                                                            ------
                                                             2,210
                                                            ------
HEALTH CARE (5.3%)
   Alpharma, Cl A                               15,754         267
   Cambrex                                       7,800         313
   Instrumentarium  ADR*                           100           2
   Invacare                                      4,400         163
   Mentor                                        3,700         136
                                                            ------
                                                               881
                                                            ------
SERVICES (3.5%)
   Pittston Brink's Group                       20,700         497
   Wiley (John) & Sons, Cl A                     3,300          79
                                                            ------
                                                               576
                                                            ------
TECHNOLOGY (3.3%)
   Autodesk                                     36,400         482
   Helix Technology                              1,000          21
   Wallace Computer Services                     2,400          52
                                                            ------
                                                               555
                                                            ------
TRANSPORTATION (4.9%)
   CHC Helicopter, Cl A*                        10,900         248
   Cp Railway                                    4,600         113
   CP Ships*                                    23,900         244
   Oshkosh Truck                                 2,300         136
   USfreightways                                 2,000          75
                                                            ------
                                                               816
                                                            ------
Total Common Stock
     (Cost $12,514)                                         15,630
                                                            ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


SMALL CAP VALUE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.2%)
   Morgan Stanley Dean Witter
     1.550%, dated 06/28/02, matures
     07/01/02, repurchase price
     $1,036,265 (collateralized by
     U.S. Treasury Note: market
     value $1,056,855)                          $1,036     $ 1,036
                                                           -------
Total Repurchase Agreement
     (Cost $1,036)                                           1,036
                                                           -------
Total Investments (100.1%)
   (Cost $13,550)                                           16,666
                                                           -------
OTHER ASSETS AND LIABILITIES (-0.1%)
   Investment Advisory Fee Payable                              (9)
   Administration Fee Payable                                   (5)
   Custodian Fee Payable                                        (2)
   Other Assets & Liabilities                                   (4)
                                                           -------
Total Other Assets & Liabilities, Net:                         (20)
                                                           -------
NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)
     based on 1,404,826 outstanding
     shares of beneficial interest                          15,044
   Undistributed net investment income                           3
   Accumulated net realized loss
     on investments                                         (1,517)
   Net unrealized appreciation
     on investments                                          3,116
                                                           -------
Total Net Assets (100.0%)                                  $16,646
                                                           =======
Net Asset Value, Offering and
   Redemption Price Per Share                               $11.85
                                                           =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                      UNAUDITED


VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------
                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.9%)
BASIC MATERIALS (6.7%)
   Alcoa                                        19,000     $   630
   Eastman Chemical                             21,880       1,026
   International Paper                          23,700       1,033
   Praxair                                       6,300         359
   Rohm & Haas                                  18,800         761
                                                           -------
                                                             3,809
                                                           -------
CAPITAL GOODS (10.4%)
   3M                                            3,000         369
   Dover                                        33,600       1,176
   Genuine Parts                                17,200         600
   Honeywell International                      18,900         666
   Ingersoll-Rand, Cl A                         13,400         612
   Pall                                         16,600         345
   Parker Hannifin                              12,200         583
   Rockwell Collins                             20,100         551
   Textron                                      13,954         654
   Volvo ADR                                    16,500         336
                                                           -------
                                                             5,892
                                                           -------
COMMUNICATION SERVICES (8.5%)
   Alltel                                       13,200         621
   BellSouth                                    21,900         690
   CenturyTel                                   23,300         687
   SBC Communications                           44,200       1,348
   Verizon Communications                       36,890       1,481
                                                           -------
                                                             4,827
                                                           -------
CONSUMER CYCLICALS (12.5%)
   Ford Motor                                   43,400         694
   Gannett                                      16,800       1,275
   Interpublic Group                            33,000         817
   Ltd Brands                                   32,900         701
   Masco                                        36,500         990
   McDonald's                                   23,200         660
   McGraw-Hill                                  10,100         603
   Newell Rubbermaid                            20,700         726
   Walt Disney                                  30,100         569
                                                           -------
                                                             7,035
                                                           -------

--------------------------------------------------------------------------------
                                                SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (6.8%)
   Clorox                                       10,800     $   447
   Estee Lauder, Cl A                           13,900         489
   HJ Heinz                                     18,400         756
   Kimberly-Clark                               19,700       1,221
   PepsiCo                                      19,100         921
                                                           -------
                                                             3,834
                                                           -------
ENERGY (13.7%)
   Anadarko Petroleum                           13,400         661
   BP ADR                                       30,800       1,555
   Conoco                                       33,772         939
   Diamond Offshore Drilling                    27,400         781
   Exxon Mobil                                  32,600       1,334
   Phillips Petroleum                           20,800       1,225
   Schlumberger                                 11,900         553
   Valero Energy                                17,700         662
                                                           -------
                                                             7,710
                                                           -------
FINANCE (23.1%)
   Aflac                                        12,600         403
   Allstate                                     24,900         921
   AMBAC Financial Group                         8,000         538
   American Express                             17,300         628
   American International Group                 16,505       1,126
   AmSouth Bancorp                              29,204         654
   Bank of America                               8,700         612
   Chubb                                        17,300       1,225
   Citigroup                                    37,900       1,469
   FleetBoston Financial                        19,529         632
   Jefferson-Pilot                              13,200         620
   JP Morgan Chase                              28,525         968
   Keycorp                                      18,800         513
   Lincoln National                             15,600         655
   Merrill Lynch                                13,100         530
   Morgan Stanley                               14,700         633
   PNC Financial Services Group                  8,200         429
   Torchmark                                    12,500         477
                                                           -------
                                                            13,033
                                                           -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


VALUE INCOME STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                SHARES     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (5.8%)
   Becton Dickinson                             31,100     $ 1,072
   Bristol-Myers Squibb                         32,700         840
   Pharmacia                                    24,237         908
   Schering-Plough                              18,500         455
                                                           -------
                                                             3,275
                                                           -------
TECHNOLOGY (6.3%)
   Avnet                                        14,200         312
   Electronic Data Systems                      14,800         550
   Hewlett-Packard                              53,600         819
   Koninklijke Philips
     Electronics, NY Shares                     41,200       1,137
   Motorola                                     51,500         743
                                                           -------
                                                             3,561
                                                           -------
TRANSPORTATION (2.3%)
   Delta Air Lines                              26,900         538
   Norfolk Southern                             31,700         741
                                                           -------
                                                             1,279
                                                           -------
UTILITIES (3.8%)
   Allegheny Energy                             13,300         342
   FPL Group                                    10,700         642
   PPL                                          16,600         549
   Progress Energy                              11,900         619
                                                           -------
                                                             2,152
                                                           -------
Total Common Stock
     (Cost $55,295)                                         56,407
                                                           -------

--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.7%)
   Morgan Stanley Dean Witter
     1.550%, dated 06/28/02, matures
     07/01/02, repurchase price
     $415,423 (collateralized by
     U.S. Treasury Note: total market
     value $423,677)                              $415     $   415
                                                           -------
Total Repurchase Agreement
     (Cost $415)                                               415
                                                           -------
Total Investments (100.6%)
   (Cost $55,710)                                           56,822
                                                           -------
OTHER ASSETS AND LIABILITIES (-0.6%)
   Investment Advisory Fee Payable                             (30)
   Administration Fee Payable                                   (5)
   Custodian Fee Payable                                        (7)
   Other Assets & Liabilities                                 (278)
                                                           -------
Total Other Assets & Liabilities, Net:                        (320)
                                                           -------
NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)
     based on 4,702,607 outstanding
     shares of beneficial interest                          67,401
   Distributions in excess of net
     investment income                                          (8)
   Accumulated net realized loss
     on investments                                        (12,003)
   Net unrealized appreciation
     on investments                                          1,112
                                                           -------
Total Net Assets (100.0%)                                  $56,502
                                                           =======
Net Asset Value, Offering and
   Redemption Price Per Share                               $12.02
                                                           =======

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                      UNAUDITED


INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.0%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                           $1,700     $ 2,046
     6.250%, 05/15/30                              250         271
     4.375%, 05/15/07                              525         532
   U.S. Treasury Note
     5.750%, 11/15/05                              775         827
                                                           -------
Total U.S. Treasury Obligations
     (Cost $3,529)                                           3,676
                                                           -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.4%)
   FHLMC
     4.125%, 01/14/05                              375         381
   FNMA
     7.125%, 01/15/30                              425         476
                                                           -------
Total U.S. Government Agency Obligations
     (Cost $799)                                               857
                                                           -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (20.2%)
   FHLMC
     6.500%, 02/01/17                              281         292
   GNMA
     8.500%, 04/15/31                              664         715
     8.000%, 08/15/31                              997       1,061
     8.000%, 04/01/32                              886         944
     6.000%, 12/15/31                              890         891
                                                           -------
Total U.S. Government Mortgage-
     Backed Obligations
     (Cost $3,836)                                           3,903
                                                           -------
CORPORATE OBLIGATIONS (50.1%)
CAPITAL GOODS (0.5%)
   Masco
     5.875%, 07/15/12                              100          99
                                                           -------

--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATION SERVICES (6.3%)
   AT&T Wireless
     8.125%, 05/01/12                          $   225     $   184
   Norfolk Southern
     6.000%, 04/30/08                              150         155
   Qwest (A)
     8.875%, 03/15/12                              100          89
   Sprint Capital
     5.875%, 05/01/04                              200         173
   Verizon
     5.875%, 01/17/12                              350         327
   Viacom
     5.625%, 05/01/07                              200         205
   WorldCom (B)
     6.500%, 05/15/04                              250          40
     8.250%, 05/15/31                              275          41
                                                           -------
                                                             1,214
                                                           -------
CONSUMER CYCLICALS (1.4%)
   Walt Disney, MTN
     5.500%, 12/29/06                              275         278
                                                           -------
CONSUMER STAPLES (5.8%)
   Coca-Cola Enterprises
     8.500%, 02/01/22                              200         241
     5.375%, 08/15/06                              200         206
   General Mills
     6.000%, 02/15/12                              300         297
   Philip Morris
     7.500%, 04/01/04                              350         373
                                                           -------
                                                             1,117
                                                           -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


INVESTMENT GRADE BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
ENERGY (2.8%)
   Conoco
     6.950%, 04/15/29                          $   200     $   204
   Devon Energy
     7.950%, 04/15/32                              100         107
   Duke Energy
     6.250%, 01/15/12                              100         102
   Kerr-McGee
     5.875%, 09/15/06                              125         129
                                                           -------
                                                               542
                                                           -------
FINANCE (19.5%)
   Boeing Capital
     5.650%, 05/15/06                              200         206
   Capital One Bank
     6.500%, 07/30/04                              200         202
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                              300         317
   Daimler Crysler
     7.200%, 09/01/09                              260         271
   Ford Motor Credit
     6.875%, 02/01/06                              350         358
   GE Capital, Ser A, MTN
     6.750%, 03/15/32                              575         565
   General Motors Acceptance
     8.000%, 11/01/31                              300         307
   Household Finance
     5.750%, 01/30/07                              200         198
   International Lease Finance,
     Ser M, MTN
     5.950%, 06/06/05                              350         364
   JP Morgan Chase
     5.350%, 03/01/07                              200         202
   Texaco Capital
     5.500%, 01/15/09                              250         255
   Wachovia
     6.800%, 06/01/05                              175         189
--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Washington Mutual Bank
     6.875%, 06/15/11                          $   325     $   342
                                                           -------
                                                             3,776
                                                           -------
HEALTH CARE (1.7%)
   Cardinal Health
     6.750%, 02/15/11                              300         321
                                                           -------
INSURANCE (1.1%)
   AON
     6.900%, 07/01/04                              200         211
                                                           -------
INVESTMENT BANKERS/BROKER DEALERS (8.9%)
   Donaldson, Lufkin & Jenrette, MTN
     6.150%, 05/04/04                              200         209
   Goldman Sachs
     6.600%, 01/15/12                              350         357
   Merrill Lynch, Ser B, MTN
     5.350%, 06/15/04                              400         412
   Morgan Stanley Dean Witter
     7.250%, 04/01/32                              175         178
     6.750%, 04/15/11                              200         206
   Salomon Smith Barney Holdings
     6.500%, 02/15/08                              350         374
                                                           -------
                                                             1,736
                                                           -------
TECHNOLOGY (2.1%)
   Computer Sciences
     7.500%, 08/08/05                              380         414
                                                           -------
Total Corporate Obligations
     (Cost $10,024)                                          9,708
                                                           -------
MORTGAGE RELATED (2.9%)
   GE Capital, Ser 2002-1a, Cl A3
     6.269%, 12/10/35                              450         468
   GMAC Communication Mortgage
     Securities, GMAC 2002-c2, Cl A3
     5.713%, 06/15/12                              100         101
                                                           -------
Total Mortgage Related
     (Cost $553)                                               569
                                                           -------

--------------------------------------------------------------------------------
                                                                       UNAUDITED



--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.5%)
   Morgan Stanley Dean Witter
     1.550%, dated 06/28/02, matures
     07/01/02, repurchase price
     $670,790 (collateralized by
     U.S. Treasury Note: market
     value $684,118)                            $  671     $   671
                                                           -------
Total Repurchase Agreement
     (Cost $671)                                               671
                                                           -------
Total Investments (100.1%)
   (Cost $19,412)                                           19,384
                                                           -------
OTHER ASSETS AND LIABILITIES (-0.1%)
   Investment Advisory Fee Payable                              (4)
   Administration Fee Payable                                   (5)
   Custodian Fee Payable                                        (2)
   Other Assets & Liabilities                                  (18)
                                                           -------
Total Other Assets & Liabilities, Net:                         (29)
                                                           -------

--------------------------------------------------------------------------------

                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)
     based on 1,965,310 outstanding
     shares of beneficial interest                         $20,379
   Accumulated net realized loss
     on investments                                           (996)
   Net unrealized depreciation
     on investments                                            (28)
                                                           -------
Total Net Assets (100.0%)                                  $19,355
                                                           =======
Net Asset Value, Offering and
   Redemption Price Per Share                               $9.85
                                                           =======
CL -- CLASS
FHLMC --  FEDERAL  HOME  LOAN  MORTGAGE  CORPORATION
FNMA --  FEDERAL  NATIONAL MORTGAGE  ASSOCIATION
GNMA -- GOVERNMENT  NATIONAL  MORTGAGE  ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
(A) PRIVATE PLACEMENT SECURITY
(B) SECURITY IN DEFAULT ON PRINCIPAL AND INTEREST PAYMENTS. THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS & LIABILITIES (000)
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST JUNE 30, 2002                                                                         UNAUDITED

                                                                                                     INTERNATIONAL
                                                                                                         EQUITY
                                                                                                          FUND
                                                                                                     --------------
Assets:
   Investments at Market Value (Cost $8,340) ......................................................      $  8,166
   Cash ...........................................................................................         1,111
   Foreign Currency (Cost $115) ...................................................................           117
   Receivable for Investment Securities Sold ......................................................           159
   Receivable for Currency Contracts ..............................................................            20
   Dividend and Interest Receivable ...............................................................            12
   Other Receivables ..............................................................................            16
                                                                                                          -------
       Total Assets ...............................................................................         9,601
                                                                                                          -------
Liabilities:
   Payable for Investment Securities Purchased ....................................................           132
   Payable for Currency Contracts .................................................................            20
   Investment Advisory Fee Payable ................................................................             3
   Administration Fee Payable .....................................................................             6
   Accrued Expenses Payable .......................................................................             4
                                                                                                          -------
       Total Liabilities ..........................................................................           165
                                                                                                          -------
       Total Net Assets ...........................................................................       $ 9,436
                                                                                                          ========
Net Assets:
   Paid-In-Capital (unlimited authorization -- no par value)
        based on 1,125,931 outstanding shares of beneficial interest ..............................       $12,047
   Undistributed net investment income ............................................................            93
   Accumulated net realized loss on investments ...................................................        (2,534)
   Net unrealized appreciation on foreign currency and translation of other assets
        and liabilities denominated in foreign currency ...........................................             4
   Net unrealized depreciation on investments .....................................................          (174)
                                                                                                          -------
       Total Net Assets (100%) ....................................................................       $ 9,436
                                                                                                          =======
Net Asset Value, Offering and Redemption Price Per Share ..........................................         $8.38
                                                                                                          =======

STATEMENTS OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2002                                           UNAUDITED

                                                                                                          QUALITY
                                                CAPITAL         GROWTH     INTERNATIONAL   MID-CAP        GROWTH
                                              APPRECIATION    AND INCOME      EQUITY        EQUITY         STOCK
                                                  FUND           FUND          FUND          FUND          FUND
                                             -------------   -----------   -------------  ---------      ---------
Investment Income:
   Dividend Income .........................    $    268       $   35         $  130       $    72        $  10
   Interest Income .........................           7            1              1            21           --
   Less: Foreign Taxes Withheld ............          (3)          --            (25)           --           --
                                                --------        ------        ------       -------        ------
       Total Investment Income .............         272           36            106            93           10
                                                --------        ------        ------       -------        ------
Expenses:
   Investment Advisory Fees ................         463           20             57           114            8
   Administrator Fees ......................          31           31             37            31           31
   Custody Fees ............................          17            1              6             4            1
   Transfer Agent Fees .....................          34            2              2             8           --
   Professional Fees .......................          23            1              4             6            1
   Trustee Fees ............................           4           --             --             1           --
   Printing Expenses .......................          10            1             --             3           --
   Insurance and Other Fees ................           2           --              3            --           --
                                                --------        ------        ------       -------        ------
   Total Expenses ..........................         584           56            109           167           41
   Less: Investment Advisory
         Fees Waived .......................        (121)         (20)           (37)          (53)          (8)
         Reimbursements from Adviser .......          --           (9)            --            --          (22)
                                                --------        ------        ------       -------        ------
   Net Expenses ............................         463           27             72           114           11
                                                --------        ------        ------       -------        ------
   Net Investment Income (Loss) ............        (191)           9             34           (21)          (1)
                                                --------        ------        ------       -------        ------
   Net Realized and Unrealized
     Gain (Loss) on Investments:
   Net Realized Gain (Loss) on
     Securities Sold .......................          36          (64)          (504)       (3,314)         (72)
   Net Realized Gain on Forward Foreign
     Currencies and Foreign Currency
     Transactions ..........................          --           --             26            --           --
   Net Change in Unrealized Appreciation
     on Forward Currency Contracts,
     Foreign Currencies and Translation of
     other Assets and Liabilities in
     Foreign Currency ......................          --           --              4            --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .........     (10,501)        (404)           372          (615)        (133)
                                                --------        ------        ------       -------        ------
   Total Net Realized and Unrealized
     Gain (Loss) on Investments ............     (10,465)        (468)          (102)       (3,929)        (205)
                                                --------        ------        ------       -------        ------
   Net Increase (Decrease) in Net Assets
     from Operations .......................    $(10,656)       $(459)        $  (68)      $(3,950)       $(206)
                                                ========        =====         ======       =======        =====

                                                SMALL CAP      VALUE
                                                 VALUE         INCOME     INVESTMENT
                                                 EQUITY         STOCK        GRADE
                                                  FUND          FUND       BOND FUND
                                               ----------     --------   ------------
   Dividend Income ..........................   $   128       $   599        $ --
   Interest Income ..........................         7            34          570
   Less: Foreign Taxes Withheld .............        (3)           (7)          --
                                                -------       -------        -----
       Total Investment Income ..............       132           626          570
                                                -------       -------        -----
Expenses:
   Investment Advisory Fees .................        88           241           71
   Administrator Fees .......................        31            31           31
   Custody Fees .............................         4            17            5
   Transfer Agent Fees ......................         3            13            4
   Professional Fees ........................         6            26            8
   Trustee Fees .............................         1             3            1
   Printing Expenses ........................         2             8            2
   Insurance and Other Fees .................        --             1            1
                                                -------       -------        -----
   Total Expenses ...........................       135           340          123
   Less: Investment Advisory
     Fees Waived ............................       (44)          (53)         (51)
        Reimbursements from Adviser .........        --            --           --
                                                -------       -------        -----
   Net Expenses .............................        91           287           72
                                                -------       -------        -----
   Net Investment Income (Loss) .............        41           339          498
                                                -------       -------        -----
   Net Realized and Unrealized
     Gain (Loss) on Investments:
   Net Realized Gain (Loss) on
     Securities Sold ........................        20          (155)          53
   Net Realized Gain on Forward Foreign
     Currencies and Foreign Currency
     Transactions ...........................        --            --           --
   Net Change in Unrealized Appreciation
     on Forward Currency Contracts,
     Foreign Currencies and Translation of
     other Assets and Liabilities in
     Foreign Currency .......................        --            --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..........     1,102        (3,112)        (464)
                                                -------       -------        -----
   Total Net Realized and Unrealized
     Gain (Loss) on Investments .............     1,122        (3,267)        (411)
                                                -------       -------        -----
   Net Increase (Decrease) in Net Assets
     from Operations ........................    $1,163       $(2,928)       $  87
                                                =======       =======        =====

Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI  CLASSIC  VARIABLE  TRUST  FOR THE SIX  MONTH  PERIOD  ENDED  JUNE 30,  2002
(UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2001

                                                    CAPITAL APPRECIATION               GROWTH AND               INTERNATIONAL
                                                            FUND                      INCOME FUND                 EQUITY FUND
                                                   -----------------------      ----------------------      ----------------------
                                                    01/01/02-    01/01/01-      01/01/02-    01/01/01-      01/01/02-    01/01/01-
                                                    06/30/02     12/31/01       06/30/02     12/31/01       06/30/02     12/31/01
                                                   ----------   ----------      ---------    ---------      ---------    ---------
Operations:
   Net Investment Income (Loss) ................     $   (191)    $   (268)       $    9       $   14         $   34      $    26
   Net Realized Gain (Loss) on Securities
     Sold and Foreign Exchanges ................           36        3,472           (64)        (160)          (504)      (1,556)
   Net Realized Gain on Forward Foreign
     Currencies and Foreign Currency
     Translations ..............................           --           --            --           --             26           --
   Net Change in Unrealized Appreciation on
     Forward Foreign Currency Contracts,
     Foreign Currencies and Translation of
     other Assets and Liabilities in
     Foreign Currency ..........................           --           --            --           --              4           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............      (10,501)      (8,744)         (404)         (14)           372         (502)
                                                     --------     --------        ------       ------         ------      -------
   Net Increase (Decrease) in Net Assets
     from Operations ...........................      (10,656)      (5,540)         (459)        (160)           (68)      (2,047)
                                                     --------     --------        ------       ------         ------      -------
Distributions to Shareholders:

   Net Investment Income .......................           --          (19)           (9)         (14)            --           --
   Capital Gains ...............................           --       (5,697)           --           --             --           (8)
                                                     --------     --------        ------       ------         ------      -------
   Total Distributions .........................           --       (5,716)           (9)         (14)            --           (8)
                                                     --------     --------        ------       ------         ------      -------
Capital Transactions:
   Proceeds from Shares Issued .................        1,016        2,016           870        2,952          6,649        7,314
   Reinvestment of Cash Distributions ..........           --        5,716             9           14             --            8
   Cost of Shares Redeemed .....................       (5,712)     (11,941)         (101)        (298)        (6,689)      (7,695)
                                                     --------     --------        ------       ------         ------      -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ......................       (4,696)      (4,209)          778        2,668            (40)        (373)
                                                     --------     --------        ------       ------         ------      -------
   Total Increase (Decrease) in Net Assets .....      (15,352)     (15,465)          310        2,494           (108)      (2,428)
                                                     --------     --------        ------       ------         ------      -------
Net Assets:
   Beginning of Period .........................       86,499      101,964         4,278        1,784          9,544       11,972
                                                     --------     --------        ------       ------         ------      -------
   End of Period ...............................     $ 71,147     $ 86,499        $4,588       $4,278         $9,436      $ 9,544
                                                     ========     ========        ======       ======         ======      =======
Shares Issued and Redeemed:
   Shares Issued ...............................           61          112            86          283            796          792
   Shares Issued in Lieu of Cash Distributions .           --          394             1            2             --            1
   Shares Redeemed .............................         (347)        (651)          (10)         (30)          (786)        (833)
                                                     --------     --------        ------       ------         ------      -------
   Net Share Transactions ......................         (286)        (145)           77          255             10          (40)
                                                     ========     ========        ======       ======         ======      =======

Amounts designated as "--" are either $0 or have been rounded to $0.


------------------------------------------------------------------------------------------------------------------------------------
        MID-CAP                  QUALITY GROWTH             SMALL CAP VALUE             VALUE INCOME            INVESTMENT GRADE
      EQUITY FUND                  STOCK FUND                 EQUITY FUND                STOCK FUND                 BOND FUND
------------------------   -------------------------   -------------------------   ------------------------   ----------------------
 01/01/02-    01/01/01-     01/01/02-     01/01/01-     01/01/02-     01/01/01-     01/01/02-    01/01/01-     01/01/02-   01/01/01-
 06/30/02     12/31/01      06/30/02      12/31/01      06/30/02      12/31/01      06/30/02     12/31/01      06/30/02    12/31/01
----------   -----------   -----------   -----------   -----------   -----------   ----------   ----------    ----------  ----------


  $   (21)     $     9        $   (1)       $    1       $    41       $   126       $   339     $    777       $   498     $   936

   (3,314)        (912)          (72)         (390)           20           129          (155)       2,555            53        (275)


       --           --            --            --            --            --            --           --            --          --




       --           --            --            --            --            --            --           --            --          --

     (615)       1,346          (133)           90         1,102         2,042        (3,112)      (4,348)         (464)        876
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------

   (3,950)         443          (206)         (299)        1,163         2,297        (2,928)      (1,016)           87       1,537
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------


       --           --            --            --           (38)         (146)         (347)        (998)         (498)       (936)
       --       (3,328)           --            --            --            --            --           --            --          --
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------
       --       (3,328)           --            --           (38)         (146)         (347)        (998)         (498)       (936)
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------

      789          836           331           686         2,116         1,637         1,858        7,155         1,660       3,239
       --        3,328            --            --            38           100           348          999           498         936
     (956)      (3,055)          (48)         (176)         (408)         (626)       (5,531)     (10,632)       (1,951)     (2,107)
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------

     (167)       1,109           283           510         1,746         1,111        (3,325)      (2,478)          207       2,068
  --------     --------       ------        ------       -------       -------       -------     --------       -------     -------
   (4,117)      (1,776)           77           211         2,871         3,262        (6,600)      (4,492)         (204)      2,669
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------

   21,938       23,714         1,600         1,389        13,775        10,513        63,102       67,594        19,559      16,890
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------
  $17,821      $21,938        $1,677        $1,600       $16,646       $13,775       $56,502     $ 63,102       $19,355     $19,559
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------

       78           69            43            81           179           160           145          546           166         320
       --          382            --            --             3            10            28           84            50          93
      (95)        (256)           (6)          (21)          (36)          (64)         (438)        (837)         (196)       (210)
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------
      (17)         195            37            60           146           106          (265)        (207)           20         203
  -------      -------        ------        ------       -------       -------       -------     --------       -------     -------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD
                                                                   NET REALIZED     DISTRIBUTIONS
                             NET ASSET VALUE,         NET         AND UNREALIZED      FROM NET       DISTRIBUTIONS    NET ASSET
                               BEGINNING OF       INVESTMENT      GAINS (LOSSES)     INVESTMENT      FROM REALIZED    VALUE, END
                                 PERIOD          INCOME (LOSS)    ON INVESTMENTS       INCOME        CAPITAL GAINS    OF PERIOD
                            -----------------    -------------    --------------    -------------    -------------    ----------
CAPITAL APPRECIATION FUND
           2002*                 $17.48             $(0.04)          $(2.18)               --               --          $15.26
           2001                   20.02              (0.05)           (1.27)               --           $(1.22)          17.48
           2000                   20.27               0.03             0.65            $(0.03)           (0.90)          20.02
           1999                   20.04               0.04             1.65             (0.04)           (1.42)          20.27
           1998                   17.27               0.07             4.54             (0.08)           (1.76)          20.04
           1997                   13.06               0.10             4.63             (0.10)           (0.42)          17.27
GROWTH AND INCOME FUND
           2002*                 $10.21             $ 0.02           $(0.97)           $(0.02)              --          $ 9.24
           2001                   10.86               0.04            (0.65)            (0.04)              --           10.21
           2000                   10.00               0.07             0.86             (0.07)              --           10.86
           1999 (1)               10.00                 --               --                --               --           10.00
INTERNATIONAL EQUITY FUND
           2002*                 $ 8.55             $ 0.05           $(0.22)               --               --          $ 8.38
           2001                   10.36                 --            (1.80)               --           $(0.01)           8.55
           2000                   13.93               0.08            (0.58)               --            (3.07)          10.36
           1999                   13.05               0.03             1.11            $(0.07)           (0.19)          13.93
           1998                   11.87               0.10             1.17             (0.01)           (0.08)          13.05
           1997                   10.16               0.03             1.68                --               --           11.87
MID-CAP EQUITY FUND
           2002*                 $11.09             $(0.01)          $(1.99)               --               --          $ 9.09
           2001                   13.30                 --            (0.19)               --           $(2.02)          11.09
           2000                   15.20              (0.04)           (0.13)               --            (1.73)          13.30
           1999                   13.56              (0.03)            1.90                --            (0.23)          15.20
           1998                   13.97                 --             0.70                --            (1.11)          13.56
           1997                   11.86              (0.01)            2.64            $(0.01)           (0.51)          13.97
QUALITY GROWTH STOCK FUND
           2002*                 $ 7.87                 --           $(0.89)               --               --          $ 6.98
           2001                    9.68                 --            (1.81)               --               --            7.87
           2000                   10.00             $ 0.02            (0.32)           $(0.02)              --            9.68
           1999 (1)               10.00                 --               --                --               --           10.00
SMALL CAP VALUE EQUITY FUND
           2002*                 $10.94             $ 0.03           $ 0.91            $(0.03)              --          $11.85
           2001                    9.12               0.12             1.82             (0.12)              --           10.94
           2000                    7.97               0.14             1.15             (0.14)              --            9.12
           1999                    8.48               0.10            (0.51)            (0.10)              --            7.97
           1998                    9.77               0.12            (1.30)            (0.11)              --            8.48
           1997 (2)               10.00               0.03            (0.23)            (0.03)              --            9.77
VALUE INCOME STOCK FUND
           2002*                 $12.70             $ 0.07           $(0.68)           $(0.07)              --          $12.02
           2001                   13.06               0.16            (0.32)            (0.20)              --           12.70
           2000                   13.23               0.26             0.98             (0.26)          $(1.15)          13.06
           1999                   15.08               0.29            (0.63)            (0.29)           (1.22)          13.23
           1998                   15.21               0.27             1.02             (0.28)           (1.14)          15.08
           1997                   12.41               0.28             3.02             (0.28)           (0.22)          15.21
INVESTMENT GRADE BOND FUND
           2002*                 $10.05             $ 0.26           $(0.20)           $(0.26)              --          $ 9.85
           2001                    9.69               0.52             0.36             (0.52)              --           10.05
           2000                    9.73               0.62            (0.04)            (0.62)              --            9.69
           1999                   10.58               0.56            (0.73)            (0.56)          $(0.12)           9.73
           1998                   10.19               0.54             0.39             (0.54)              --           10.58
           1997                    9.92               0.58             0.27             (0.58)              --           10.19

 * For the six month period ended June 30, 2002. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on December 30, 1999. All ratios for the period have been annualized.
(2) Commenced operations on October 22, 1997. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
28


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      RATIO OF
                                                                                RATIO OF           NET INVESTMENT
                                                          RATIO OF            EXPENSES TO         INCOME (LOSS) TO
                NET ASSETS,         RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS     AVERAGE NET ASSETS    PORTFOLIO
    TOTAL         END OF            EXPENSES TO        INCOME (LOSS) TO    (EXCLUDING WAIVERS     (EXCLUDING WAIVERS     TURNOVER
   RETURN+     PERIOD (000)     AVERAGE NET ASSETS    AVERAGE NET ASSETS   AND REIMBURSEMENTS)    AND REIMBURSEMENTS)      RATE
  ---------    ------------     ------------------    ------------------   -------------------    -------------------   ----------
  (12.70)%      $ 71,147              1.15%                 (0.48)%               1.45%                 (0.78)%             34%
   (5.34)         86,499              1.15                  (0.30)                1.44                  (0.59)              88
    3.07         101,964              1.15                   0.17                 1.38                  (0.06)             105
    8.73         134,072              1.15                   0.20                 1.36                  (0.01)             168
   28.97         105,560              1.15                   0.43                 1.41                   0.17              219
   36.54          61,877              1.15                   0.70                 1.60                   0.25              196

   (9.33)%      $  4,588              1.20%                  0.38 %               2.47%                 (0.89)%             26%
   (5.57)          4,278              1.20                   0.47                 3.22                  (1.55)              27
    9.32           1,784              1.20                   0.69                 8.04                  (6.15)              34
      --              10              1.20                     --                 1.20                     --               --

   (1.99)%       $ 9,436              1.60%                  0.72%                2.42%                 (0.10)%             47%
  (17.40)          9,544              1.60                   0.25                 2.32                  (0.47)              92
   (3.43)         11,972              1.60                   0.64                 2.08                   0.16              126
    8.81          18,268              1.60                   0.42                 1.99                   0.03              207
   10.80          18,926              1.60                   0.63                 2.07                   0.16              129
   16.84          13,847              1.60                   0.41                 2.93                  (0.92)              99

  (18.03)%      $ 17,821              1.15%                 (0.21)%               1.69%                 (0.75)%             57%
    2.72          21,938              1.15                   0.04                 1.66                  (0.47)              93
   (2.93)         23,714              1.15                  (0.18)                1.56                  (0.59)             106
   14.00          30,744              1.15                  (0.20)                1.50                  (0.55)             122
    7.16          31,075              1.15                  (0.29)                1.53                  (0.67)              92
   22.23          23,913              1.15                  (0.07)                1.77                  (0.69)             139

  (11.31)%      $  1,677              1.30%                 (0.12)%               4.89%                 (3.71)%             68%
  (18.68)          1,600              1.30                   0.04                 5.50                  (4.16)             101
   (3.03)          1,389              1.30                   0.09                11.54                 (10.15)              30
      --              10              1.30                     --                 1.30                     --               --

    8.58%       $ 16,646              1.20%                  0.53%                1.78%                 (0.05)%              8%
   21.48          13,775              1.20                   1.05                 1.91                   0.34               55
   16.37          10,513              1.20                   1.69                 1.96                   0.93               72
   (4.78)         11,047              1.20                   1.23                 1.83                   0.60               63
  (12.18)         13,145              1.20                   1.23                 1.89                   0.54               49
   (2.05)          7,563              1.20                   1.62                 2.66                   0.16                4

   (4.80)%      $ 56,502              0.95%                  1.13%                1.13%                  0.95%              29%
   (1.14)         63,102              0.95                   1.20                 1.12                   1.03               73
   10.43          67,594              0.95                   2.01                 1.06                   1.90               72
   (3.00)        101,741              0.95                   1.95                 0.96                   1.94               80
    9.69          98,759              0.95                   1.90                 1.11                   1.74               76
   26.82          72,747              0.95                   2.09                 1.23                   1.81              105

    0.56%       $ 19,355              0.75%                  5.17%                1.28%                  4.64%              81%
    9.20          19,559              0.75                   5.15                 1.32                   4.58              139
    6.32          16,890              0.75                   6.54                 1.26                   6.03              123
   (1.67)         21,733              0.75                   5.56                 1.19                   5.12              243
    9.38          19,236              0.75                   5.19                 1.34                   4.60              183
    8.84           9,902              0.75                   5.81                 1.58                   4.98              219


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eight funds (each referred to as a "Fund" or collectively as the "Funds"): the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with accounting principles generally accepted in the United States.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued at the last sale price on the securities exchange on which the securities are primarily traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price.

     Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     Securities for which market quotations are not readily available, of which there are none as of June 30, 2002, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an

--------------------------------------------------------------------------------
                                                                       UNAUDITED



     insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares. The offering price per share for the shares of the Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Capital Appreciation Fund, the Growth and Income Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund and the Value Income Stock Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     OTHER -- Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Administration and Distribution Agreements:

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997 and March 1, 1999. Under the terms of the Administration Agreement the Administrator is entitled to an annual fee, subject to a minimum of $62,500 for domestic

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2002


funds and $75,000 for international funds, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of:
0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion, and 0.06% for amounts over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

4. Investment Advisory Agreement:

Investment  advisory  services  are  provided  to the  Trust by  Trusco  Capital
Management, Inc. ("Trusco"). Under the terms of the investment advisory agreement, Trusco is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of 1.15%, 0.90%, 1.25%, 1.15%, 1.00%, 1.15%,
0.80%, and 0.74% of the average daily net assets of the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Mid-Cap Equity Fund, Quality Growth Stock Fund, Small Cap Value Equity Fund, Value Income Stock Fund, and Investment Grade Bond Fund, respectively. Trusco has agreed to waive all or a portion of its fees (and to reimburse Funds' expenses) in order to limit operating expenses.

SunTrust Bank acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services the Distributor received $2,008 for the period ended June 30, 2002.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the six month period ended June 30, 2002, were as follows:

                                                        U.S. GOVT.   U.S. GOVT.
                              PURCHASES      SALES      PURCHASES      SALES
                                (000)        (000)        (000)        (000)
                             ----------   ---------    -----------   ----------
Capital Appreciation Fund      $27,617      $31,956      $   --      $   --
Growth and Income Fund           2,109        1,164          --          --
International Equity Fund        4,168        5,152          --          --
Mid-Cap Equity Fund             10,629       11,381          --          --
Quality Growth Stock Fund        1,398        1,117          --          --
Small Cap Value Equity Fund      2,781        1,175          --          --
Value Income Stock Fund         17,139       16,476          --          --
Investment Grade Bond Fund       7,525        6,097       8,420       9,167

32

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                                                                       UNAUDITED



At June 30, 2002, the cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at June 30, 2002 were as follows:

                                      AGGREGATE    AGGREGATE
                                        GROSS        GROSS      NET UNREALIZED
                                     UNREALIZED    UNREALIZED    APPRECIATION
                                   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                         (000)       (000)           (000)
                                   ------------   ------------  ---------------
Capital Appreciation Fund             $12,190      $(9,308)         $2,882
Growth and Income Fund                    281         (666)           (385)
International Equity Fund                 694         (868)           (174)
Mid-Cap Equity Fund                     2,607       (1,107)          1,500
Quality Growth Stock Fund                 107         (259)           (152)
Small Cap Value Equity Fund             3,630         (514)          3,116
Value Income Stock Fund                 5,937       (4,825)          1,112
Investment Grade Bond Fund.               512         (540)            (28)

7. Concentration of Credit Risk:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


                                                                              33

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NOTES
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NOTES
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Investment Adviser:

Trusco Capital Management, Inc.


STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust Banks, Inc.






Distributor:
SEI Investments Distribution Co.


This information must be preceded or accompanied by a current prospectus for each fund described.